Contract assets and other concession assets	12 Months Ended
Dec. 31, 2025
Contract Assets And Other Concession Assets
Contract assets and other concession assets

13	Contract assets and other concession assets

	December 31, 2024	Additions (i)	Write-offs	Transfers	Transfers of works to intangible assets (ii)	Transfers of works to financial asset of the concession	December 31, 2025 (iii)

Contract assets and other concession assets	4,877,667	16,684,564	(62,684)	24,108	(8,117,869)	(2,387,270)	11,018,516

	December 31, 2023	Additions	Write-offs	Transfers	Transfers of works to intangible assets	Transfers of works to financial asset of the concession	December 31, 2024

Contract assets and other concession assets	7,393,096	6,675,914	(164,022)	5,796	(7,455,330)	(1,577,787)	4,877,667

(i)	The Company considers in the contract asset’s additions other concession assets as shown in the table below:

Other concession assets
Advances	1,800,997
Software	389,438
Inventory	22,640
Others	34,126
Additions – Other concession assets	2,247,201
Additions - Contract asset related to service concession agreements (Note 30)	14,437,363
Total additions	16,684,564

Additionally, the largest additions in the period were located in the municipalities of São Paulo, Guarulhos, and Praia Grande, in the amounts of R$ 5,540 million, R$ 1,528 million and R$ 627 million, respectively.

(ii)	The largest transfers in the period were located in the municipalities of São Paulo, Guarulhos, and Praia Grande, in the amounts of R$ 3,490 million, R$ 1,182 million and R$ 429 million, respectively.
(iii)	The largest works were located in the municipalities of São Paulo, Guarulhos and Praia Grande, totaling R$ 3,215 million, R$ 764 million, and R$ 275 million, respectively.

As of December 31, 2025 and December 31, 2024, the contract asset and other concession assets had no amounts recognized as right-of-use leases.

(a)	Capitalization of interest and other finance charges

The Company capitalizes interest, inflation adjustments, and exchange rate changes in contract assets and other concession assets during the construction period. From January to December 2025, the Company capitalized R$ 820,213 (R$ 564,302 from January to December 2024), as described in the accounting policy in Note 17.

(b)	Expropriations

As a result of the construction of priority projects related to water and sewage systems, the Company is required to expropriate third-party properties, whose owners are compensated either amicably or in court.

The costs of such expropriations are recorded in the contract asset during the execution of the works. From January to December 2025, the total amount referring to expropriations was R$ 55,545 (from January to December 2024 – R$ 64,047).

Accounting policy

The Contract Assets (works in progress) is the right to consideration in exchange for goods or services transferred to the customer. As determined by IFRS 15 - Revenue from contracts with customers, the assets linked to the concession under construction, registered under the scope of IFRIC 12 - Concession Agreements, must be classified as Contract Assets during the construction period and transferred to Intangible Assets or Financial Assets on the Concession, after completion of the works.

The Company acts as the primary responsible party for the construction and installation of the infrastructure related to the concession, whether through its own efforts or by contracting third parties, being significantly exposed to its risks and benefits. Accordingly, until December 2024, the Company recognized construction revenue corresponding to construction costs plus a gross margin of 2.3%. As from January 1, 2025, the Company reassessed and concluded that the construction margin was zero.

Contract Assets and other concession assets are recognized at fair value, including interest and other financial charges capitalized during the construction period of the qualifying assets, when applicable, (except for advances, construction-in-progress inventories, and other assets) considering the weighted average rate of the loans in force on the capitalization date. Qualifying assets are those which necessarily requires a substantial period, established by the Company as greater than 12 months, to be ready for use, considering the period for completion of the works, since most of the works have an average period of more than 12 months, equivalent to one fiscal year of the Company.

The construction infrastructure amounts are recognized as revenue, at their fair value, provided that they generate future economic benefits. The accounting policy for recognition of construction revenue is described in Note 30.

The recognition of the fair value of intangible assets and financial assets, arising from the exchange of assets, involving concession agreements (bifurcation), is subject to assumptions and estimates, and the use of different estimates may affect the accounting records. In addition, the assessment of which expenses are capitalized in contract assets requires a certain level of judgment by Management in determining which expenditure qualifies as investments in the concession infrastructures that will be eligible for capitalization. This fact, together with future changes in the useful life of these intangible assets, may have material impacts on the results of operations.

The expenditures incurred on the infrastructure serving the concession are an essential component of the methodology applied by the granting authority for determining the tariff to be charged to end consumers and the indemnification to be received by the Company upon termination of the service concession agreements.

For further details regarding the capitalization of borrowing costs, see Note 17.